SCHEDULE OF ACQUISITION OF PURCHASE PRICE (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Apr. 27, 2022	Feb. 28, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill	¥ 727,701			¥ 417,897
SYLA Solar Co., Ltd. [Member]
Business Acquisition [Line Items]
Property, plant, and equipment, net			¥ 422,757
Solar power systems, net			365,419
Favorable contracts			247,527
Deferred income tax liabilities, net			(154,246)
Other net liabilities			(578,266)
Goodwill			306,809
Total purchase consideration – SYLA Biotech			¥ 610,000
SYLA Brain Co., Ltd. [Member]
Business Acquisition [Line Items]
Deferred income tax liabilities, net				(81,014)
Other net liabilities				(27,956)
Goodwill				425,943
Total purchase consideration – SYLA Biotech				469,001
Inventories (including real estate inventories and mining machine inventories)				116,248
Technologies				235,609
Noncontrolling interests				¥ (199,829)
SYLA Biotech Co., Ltd. [Member]
Business Acquisition [Line Items]
Goodwill		¥ 2,995
Total purchase consideration – SYLA Biotech		5,990
Noncontrolling interests		(2,003)
Accounts receivables		8,852
Accounts payables		(13,543)
Other net assets		9,699
Subtotal		6,000
Less: fair value of previously held equity method investment		¥ (10)